Cover	Apr. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2023
Entity File Number	001-33807
Entity Registrant Name	ECHOSTAR CORPORATION
Entity Central Index Key	0001415404
Entity Tax Identification Number	26-1232727
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	100 INVERNESS TERRACE E.
Entity Address, City or Town	ENGLEWOOD
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	706-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.001 par value
Trading Symbol	SATS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false